Label	Element	Value
The Merger Fund®
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The Merger Fund® (the “Fund”) Supplement dated November 3, 2021 to the Summary Prospectus and the Statutory Prospectus, each dated October 1, 2021 Important Notice to Investors
Risk/Return [Heading]	rr_RiskReturnHeading	The Merger Fund®
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus are replaced as follows:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
The Merger Fund® | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	2.69%